Tax (Tables)	6 Months Ended
Jun. 30, 2019
Reconciliation of taxes computed at the Swiss statutory rate
Tax expense reconciliation
in	2Q19
CHF million
Income tax expense computed at the Swiss statutory tax rate of 22%	286
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(24)
Other non-deductible expenses	61
Changes in deferred tax valuation allowance	8
Lower taxed income	(30)
(Windfall tax benefits)/shortfall tax charges on share-based compensation	33
Other	31
Income tax expense	365

Effective tax rate	Effective tax rate
in	2Q19	1Q19	2Q18	6M19	6M18
Effective tax rate (%)	28.0	29.5	37.8	28.7	36.1

Net deferred tax assets
Net deferred tax assets
end of	2Q19	1Q19
Net deferred tax assets (CHF million)
Deferred tax assets	4,787	4,920
of which net operating losses	1,678	1,614
of which deductible temporary differences	3,109	3,306
Deferred tax liabilities	(644)	(456)
Net deferred tax assets	4,143	4,464

Bank
Reconciliation of taxes computed at the Swiss statutory rate
Effective tax rate
in	6M19	6M18
Effective tax rate (%)	31.0	33.3
Tax expense reconciliation
in	6M19
CHF million
Income tax expense computed at the statutory tax rate of 22%	497
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(22)
Other non-deductible expenses	146
Changes in deferred tax valuation allowance	(24)
Lower taxed income	(47)
(Windfall tax benefits)/shortfall tax charges on share-based compensation	33
Other	118
Income tax expense	701

Net deferred tax assets
Net deferred tax assets
end of	6M19	2018
Net deferred tax assets (CHF million)
Deferred tax assets	4,725	4,887
of which net operating losses	1,655	1,632
of which deductible temporary differences	3,070	3,255
Deferred tax liabilities	(246)	(268)
Net deferred tax assets	4,479	4,619